Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morningstar Funds Trust
Entity Central Index Key	0001699360
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Morningstar U.S. Equity Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar U.S. Equity Fund
Class Name	Institutional
Trading Symbol	MSTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar U.S. Equity Fund	$ 45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 1,695,401,633
Holdings Count | Holding	503
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,695,401,633
Total number of portfolio holdings	503
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
as o
f October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	89.3%
Investment Companies	9.2%
Other less than 2%	1.6%
Industry Sector Allocation

Morningstar International Equity Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar International Equity Fund
Class Name	Institutional
Trading Symbol	MSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar International Equity Fund	$ 51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 829,095,196
Holdings Count | Holding	641
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 829,095,196
Total number of portfolio holdings	641
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the
Fund
.
Asset Type Allocation
Common Stocks	95.1%
Short-Term Investments	4.7%
Other less than 2%	1.8%
Industry Sector Allocation
Region Diversification

Morningstar Global Income Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Global Income Fund
Class Name	Institutional
Trading Symbol	MSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Income Fund	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 191,787,167
Holdings Count | Holding	635
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 191,787,167
Total number of portfolio holdings	635
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the
Fund
.
Asset Type Allocation
Common Stocks	42.0%
Investment Companies	14.1%
Corporate Bonds	9.2%
Short-Term Investments	8.3%
Mortgage-Backed Securities	8.0%
Term Loans	7.4%
Foreign Issuer Bonds	6.5%
Asset-Backed Securities	3.9%
Master Limited Partnerships	3.6%
Other less than 2%	(0.3) %
Industry Sector Allocation
Region Diversification

Morningstar Total Return Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Total Return Bond Fund
Class Name	Institutional
Trading Symbol	MSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Total Return Bond Fund	$ 28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 871,551,796
Holdings Count | Holding	1,581
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 871,551,796
Total number of portfolio holdings	1,581
Portfolio turnover rate	197%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	61.5%
Mortgage-Backed Securities	19.7%
U.S. Government Obligations	12.2%
Short-Term Investments	11.3%
Corporate Bonds	10.2%
Foreign Issuer Bonds	3.3%
Other less than 2%	0.6%
Industry Sector Allocation

Morningstar Municipal Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Municipal Bond Fund
Class Name	Institutional
Trading Symbol	MSTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Municipal Bond Fund	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 322,602,840
Holdings Count | Holding	743
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 322,602,840
Total number of portfolio holdings	743
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	89.1%
Short-Term Investments	10.1%
Municipal Issue Type Allocation

Morningstar Defensive Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Defensive Bond Fund
Class Name	Institutional
Trading Symbol	MSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Defensive Bond Fund	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 127,849,170
Holdings Count | Holding	212
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 127,849,170
Total number of portfolio holdings	212
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	39.1%
Mortgage-Backed Securities	20.7%
Short-Term Investments	15.1%
Asset-Backed Securities	13.2%
U.S. Government Obligations	6.0%
Corporate Bonds	4.6%
Other less than 2%	1.4%
Industry Sector Allocation

Morningstar Multisector Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Multisector Bond Fund
Class Name	Institutional
Trading Symbol	MSTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Multisector Bond Fund	$ 41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 180,184,640
Holdings Count | Holding	1,460
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 180,184,640
Total number of portfolio holdings	1,460
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Foreign Issuer Bonds	44.9%
Corporate Bonds	42.0%
Short-Term Investments	4.5%
Term Loans	2.3%
Other less than 2%	5.5%
Industry Sector Allocation
Region Diversification

Morningstar Global Opportunistic Equity Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Global Opportunistic Equity Fund
Class Name	Institutional
Trading Symbol	MSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 321,441,674
Holdings Count | Holding	218
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 321,441,674
Total number of portfolio holdings	218
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show
the
investment makeup of the Fund, representing a

percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	49.6%
Common Stocks	48.0%
Short-Term Investments	5.9%
Industry Sector Allocation
Region Diversification

Morningstar Alternatives Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Alternatives Fund
Class Name	Institutional
Trading Symbol	MSTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Alternatives Fund	$ 69	1.34%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Net Assets	$ 227,695,262
Holdings Count | Holding	2,421
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 227,695,262
Total number of portfolio holdings	2,421
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Convertible Bonds	30.9%
Common Stocks	26.2%
Contracts for Differences - Long	20.5%
Corporate Bonds	17.4%
Mortgage-Backed Securities	12.0%
Short-Term Investments	8.6%
Foreign Issuer Bonds	2.8%
Other less than 2%	4.4%
Common Stocks Sold Short	(14.1) %
Contracts for Differences - Short	(17.3) %
Industry Sector Allocation